Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Other Non-Current Assets [Abstract]
Rental deposits	¥ 7,517	$ 1,160	¥ 8,591
Non-current portion of prepayments to suppliers and other business related expenses	10,229	1,579	4,751
Total	¥ 17,746	$ 2,739	¥ 13,342